Bank loans (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying amount	$ 1,275,625	$ 2,462,254
Secured fixed rate bank loans [Member]
Currency	SGD	SGD
Carrying amount	$ 1,275,625	$ 2,462,254
Period	2020 - 2025	2020 - 2025
Third party guarantee	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee
Collateral/ Related party/ Directors' personal guarantee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd
Secured fixed rate bank loans [Member] | Minimum [Member]
Interest rate	2.75%	2.75%
Secured fixed rate bank loans [Member] | Maximum [Member]
Interest rate	6.75%	6.75%